Leases - Leasing in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash outflow for leases	€ 872,517	€ 901,938	€ 965,486
Repayment of lease liabilities	649,038	676,513	727,369
Interest paid	223,479	225,425	238,117
Future cash outflows from leases that have not yet begun	32,245	52,309	109,012
Potential future cash outflows resulting from extension options, not reflected in the measurement of the lease liabilities	6,736,406	7,513,645	7,213,730
Potential future cash outflows resulting from termination options, not reflected in the measurement of the lease liabilities	€ 3	€ 4	€ 2,956